SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - Public Warrants [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Public warrants shares	35,540,380	35,540,380	35,540,380
Public warrants per half share	$ 5.75	$ 5.75	$ 5.75